Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2017	Jul. 10, 2018	Oct. 10, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net proceeds from sale of treasuy stock				$ 4,511	$ 10,853	$ 0
Preferred Shares - par value				$ 1	$ 1
Net proceeds from issuance of preferred shares				$ 144,280	$ 111,029	0
Stock compensation expense				$ 0	$ 487	$ 510
8.75% Series D Preferred Shares
Preferred Shares - shares issued				3,424,803	3,424,803
Preferred stock dividend rate percentage				8.75%
9.50% Series F Preferred Shares
Preferred Shares - shares issued		6,000,000		6,000,000
Preferred Shares - par value		$ 1
Liquidation preference, per share		$ 25
Net proceeds from issuance of preferred shares		$ 144,280
Preferred stock dividend rate percentage				9.50%
9.25% Series E Preferred Shares
Preferred Shares - shares issued	4,600,000			4,600,000	4,600,000
Preferred Shares - par value	$ 1
Liquidation preference, per share	$ 25
Net proceeds from issuance of preferred shares	$ 110,496
Preferred stock dividend rate percentage				9.25%
Treasury stock
Restricted shares granted to non-executive directors			110,000		110,000	87,500
Restricted shares vested to non-executive directors			110,000
Stock compensation expense			$ 500
Treasury stock | Common Shares
Sale of treasury stock				1,019,069	2,488,717
Net proceeds from sale of treasuy stock					$ 10,853
Treasury stock | 8.75% Series D Preferred Shares
Sale of treasury stock					24,803
Net proceeds from sale of treasuy stock					$ 533
Treasury stock
Sale of treasury stock				265,993
Net proceeds from sale of treasuy stock				$ 4,511
Prior to July 30, 2028 | 9.50% Series F Preferred Shares
Preferred stock dividend rate percentage				9.50%
From and including July 30, 2028 and thereafter | 9.50% Series F Preferred Shares
Preferred stock dividend payment rate				three-month LIBOR plus a spread of 6.54%
Prior to May 28, 2027 | 9.25% Series E Preferred Shares
Preferred stock dividend rate percentage				9.25%
From and including May 28, 2027 and thereafter | 9.25% Series E Preferred Shares
Preferred stock dividend payment rate				three-month LIBOR plus a spread of 6.881%